Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Entity Central Index Key	0000276914
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000018473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class A
Trading Symbol	LAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.91%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.29%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class A with load	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$9,427	$10,000	$10,000
8/31/2016	$9,520	$10,106	$10,014
9/30/2016	$9,685	$10,252	$10,016
10/31/2016	$8,998	$9,615	$9,833
11/30/2016	$9,453	$10,475	$10,197
12/31/2016	$9,267	$10,618	$10,399
1/31/2017	$9,644	$10,790	$10,596
2/28/2017	$10,000	$11,055	$11,017
3/31/2017	$10,041	$11,186	$11,030
4/30/2017	$10,119	$11,392	$11,143
5/31/2017	$10,176	$11,288	$11,300
6/30/2017	$10,449	$11,677	$11,370
7/31/2017	$10,640	$11,776	$11,604
8/31/2017	$10,676	$11,762	$11,640
9/30/2017	$11,187	$12,403	$11,880
10/31/2017	$11,528	$12,595	$12,157
11/30/2017	$11,817	$12,957	$12,530
12/31/2017	$12,039	$12,971	$12,669
1/31/2018	$12,504	$13,477	$13,395
2/28/2018	$12,623	$13,093	$12,901
3/31/2018	$12,901	$13,270	$12,573
4/30/2018	$13,185	$13,283	$12,621
5/31/2018	$14,543	$14,119	$12,925
6/30/2018	$14,832	$14,229	$13,005
7/31/2018	$14,760	$14,474	$13,489
8/31/2018	$16,680	$15,375	$13,928
9/30/2018	$16,639	$15,015	$14,008
10/31/2018	$14,306	$13,115	$13,050
11/30/2018	$14,148	$13,321	$13,316
12/31/2018	$12,652	$11,764	$12,114
1/31/2019	$14,649	$13,123	$13,085
2/28/2019	$16,241	$13,970	$13,505
3/31/2019	$16,069	$13,781	$13,767
4/30/2019	$16,460	$14,201	$14,324
5/31/2019	$16,028	$13,147	$13,414
6/30/2019	$17,531	$14,160	$14,360
7/31/2019	$18,045	$14,298	$14,566
8/31/2019	$17,092	$13,681	$14,335
9/30/2019	$15,541	$13,569	$14,603
10/31/2019	$15,877	$13,955	$14,920
11/30/2019	$16,452	$14,776	$15,461
12/31/2019	$16,690	$15,115	$15,928
1/31/2020	$17,055	$14,948	$15,922
2/29/2020	$16,392	$13,869	$14,611
3/31/2020	$13,867	$11,221	$12,806
4/30/2020	$16,162	$12,892	$14,448
5/31/2020	$18,331	$14,110	$15,136
6/30/2020	$19,495	$14,652	$15,437
7/31/2020	$20,796	$15,156	$16,308
8/31/2020	$21,995	$16,045	$17,480
9/30/2020	$22,599	$15,701	$16,816
10/31/2020	$23,143	$15,820	$16,369
11/30/2020	$26,163	$18,610	$18,160
12/31/2020	$28,802	$20,350	$18,859
1/31/2021	$30,027	$21,331	$18,668
2/28/2021	$31,158	$22,035	$19,183
3/31/2021	$29,273	$21,342	$20,023
4/30/2021	$30,592	$21,807	$21,092
5/31/2021	$28,726	$21,184	$21,239
6/30/2021	$30,112	$22,178	$21,735
7/31/2021	$29,546	$21,370	$22,251
8/31/2021	$30,329	$21,758	$22,928
9/30/2021	$29,009	$20,924	$21,861
10/31/2021	$30,640	$21,904	$23,393
11/30/2021	$28,132	$20,834	$23,231
12/31/2021	$28,037	$20,926	$24,272
1/31/2022	$22,783	$18,122	$23,016
2/28/2022	$22,793	$18,201	$22,327
3/31/2022	$22,635	$18,284	$23,156
4/30/2022	$19,601	$16,041	$21,137
5/31/2022	$19,051	$15,738	$21,175
6/30/2022	$17,846	$14,763	$19,427
7/31/2022	$19,558	$16,416	$21,219
8/31/2022	$19,505	$16,262	$20,353
9/30/2022	$17,951	$14,799	$18,479
10/31/2022	$19,061	$16,204	$19,975
11/30/2022	$19,114	$16,468	$21,091
12/31/2022	$17,920	$15,411	$19,876
1/31/2023	$19,421	$16,944	$21,125
2/28/2023	$19,241	$16,760	$20,610
3/31/2023	$19,410	$16,347	$21,366
4/30/2023	$18,935	$16,157	$21,700
5/31/2023	$19,241	$16,160	$21,794
6/30/2023	$20,045	$17,499	$23,234
7/31/2023	$20,298	$18,318	$23,980
8/31/2023	$18,903	$17,364	$23,599
9/30/2023	$17,444	$16,219	$22,474
10/31/2023	$15,953	$14,968	$22,001
11/30/2023	$17,624	$16,331	$24,010
12/31/2023	$19,442	$18,286	$25,101
1/31/2024	$19,537	$17,700	$25,523
2/29/2024	$21,356	$19,137	$26,886
3/31/2024	$21,895	$19,673	$27,751
4/30/2024	$20,563	$18,158	$26,617
5/31/2024	$21,451	$19,130	$27,937
6/30/2024	$22,096	$19,098	$28,939
7/31/2024	$22,106	$20,662	$29,292
8/31/2024	$22,941	$20,433	$30,002
9/30/2024	$23,491	$20,704	$30,643
10/31/2024	$23,269	$20,430	$30,365
11/30/2024	$25,442	$22,935	$32,148
12/31/2024	$23,697	$21,057	$31,381
1/31/2025	$24,142	$21,723	$32,255
2/28/2025	$21,604	$20,252	$31,834
3/31/2025	$19,510	$18,717	$30,041
4/30/2025	$20,261	$18,597	$29,837
5/31/2025	$21,583	$19,791	$31,715
6/30/2025	$23,444	$20,956	$33,328
7/31/2025	$23,962	$21,313	$34,076
8/31/2025	$25,421	$22,574	$34,766
9/30/2025	$26,658	$23,511	$36,035
10/31/2025	$27,896	$24,272	$36,879
11/30/2025	$27,917	$24,106	$36,970
12/31/2025	$27,102	$23,797	$36,992
1/31/2026	$28,139	$24,744	$37,529
2/28/2026	$28,160	$24,684	$37,243
3/31/2026	$26,954	$23,129	$35,389
4/30/2026	$31,702	$26,527	$39,102
5/31/2026	$35,414	$28,077	$41,160
6/30/2026	$37,466	$29,075	$40,768
7/31/2026	$32,178	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A at NAV	34.29%	1.72%	13.06%
Class A with sales charge	26.58%	0.53%	12.40%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000018475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class C
Trading Symbol	LADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.66%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 33.13%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class C with load	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,094	$10,106	$10,014
9/30/2016	$10,260	$10,252	$10,016
10/31/2016	$9,530	$9,615	$9,833
11/30/2016	$10,007	$10,475	$10,197
12/31/2016	$9,805	$10,618	$10,399
1/31/2017	$10,195	$10,790	$10,596
2/28/2017	$10,564	$11,055	$11,017
3/31/2017	$10,601	$11,186	$11,030
4/30/2017	$10,673	$11,392	$11,143
5/31/2017	$10,731	$11,288	$11,300
6/30/2017	$11,013	$11,677	$11,370
7/31/2017	$11,208	$11,776	$11,604
8/31/2017	$11,237	$11,762	$11,640
9/30/2017	$11,766	$12,403	$11,880
10/31/2017	$12,113	$12,595	$12,157
11/30/2017	$12,417	$12,957	$12,530
12/31/2017	$12,641	$12,971	$12,669
1/31/2018	$13,119	$13,477	$13,395
2/28/2018	$13,234	$13,093	$12,901
3/31/2018	$13,517	$13,270	$12,573
4/30/2018	$13,813	$13,283	$12,621
5/31/2018	$15,217	$14,119	$12,925
6/30/2018	$15,499	$14,229	$13,005
7/31/2018	$15,412	$14,474	$13,489
8/31/2018	$17,402	$15,375	$13,928
9/30/2018	$17,352	$15,015	$14,008
10/31/2018	$14,913	$13,115	$13,050
11/30/2018	$14,736	$13,321	$13,316
12/31/2018	$13,173	$11,764	$12,114
1/31/2019	$15,246	$13,123	$13,085
2/28/2019	$16,884	$13,970	$13,505
3/31/2019	$16,700	$13,781	$13,767
4/30/2019	$17,090	$14,201	$14,324
5/31/2019	$16,624	$13,147	$13,414
6/30/2019	$18,176	$14,160	$14,360
7/31/2019	$18,707	$14,298	$14,566
8/31/2019	$17,698	$13,681	$14,335
9/30/2019	$16,081	$13,569	$14,603
10/31/2019	$16,418	$13,955	$14,920
11/30/2019	$17,011	$14,776	$15,461
12/31/2019	$17,242	$15,115	$15,928
1/31/2020	$17,611	$14,948	$15,922
2/29/2020	$16,903	$13,869	$14,611
3/31/2020	$14,301	$11,221	$12,806
4/30/2020	$16,657	$12,892	$14,448
5/31/2020	$18,874	$14,110	$15,136
6/30/2020	$20,059	$14,652	$15,437
7/31/2020	$21,383	$15,156	$16,308
8/31/2020	$22,614	$16,045	$17,480
9/30/2020	$23,215	$15,701	$16,816
10/31/2020	$23,754	$15,820	$16,369
11/30/2020	$26,853	$18,610	$18,160
12/31/2020	$29,532	$20,350	$18,859
1/31/2021	$30,779	$21,331	$18,668
2/28/2021	$31,914	$22,035	$19,183
3/31/2021	$29,960	$21,342	$20,023
4/30/2021	$31,300	$21,807	$21,092
5/31/2021	$29,365	$21,184	$21,239
6/30/2021	$30,761	$22,178	$21,735
7/31/2021	$30,165	$21,370	$22,251
8/31/2021	$30,947	$21,758	$22,928
9/30/2021	$29,570	$20,924	$21,861
10/31/2021	$31,226	$21,904	$23,393
11/30/2021	$28,657	$20,834	$23,231
12/31/2021	$28,539	$20,926	$24,272
1/31/2022	$23,166	$18,122	$23,016
2/28/2022	$23,166	$18,201	$22,327
3/31/2022	$23,001	$18,284	$23,156
4/30/2022	$19,890	$16,041	$21,137
5/31/2022	$19,324	$15,738	$21,175
6/30/2022	$18,099	$14,763	$19,427
7/31/2022	$19,819	$16,416	$21,219
8/31/2022	$19,749	$16,262	$20,353
9/30/2022	$18,170	$14,799	$18,479
10/31/2022	$19,277	$16,204	$19,975
11/30/2022	$19,324	$16,468	$21,091
12/31/2022	$18,099	$15,411	$19,876
1/31/2023	$19,607	$16,944	$21,125
2/28/2023	$19,419	$16,760	$20,610
3/31/2023	$19,560	$16,347	$21,366
4/30/2023	$19,089	$16,157	$21,700
5/31/2023	$19,372	$16,160	$21,794
6/30/2023	$20,173	$17,499	$23,234
7/31/2023	$20,408	$18,318	$23,980
8/31/2023	$18,994	$17,364	$23,599
9/30/2023	$17,510	$16,219	$22,474
10/31/2023	$16,002	$14,968	$22,001
11/30/2023	$17,675	$16,331	$24,010
12/31/2023	$19,489	$18,286	$25,101
1/31/2024	$19,584	$17,700	$25,523
2/29/2024	$21,398	$19,137	$26,886
3/31/2024	$21,917	$19,673	$27,751
4/30/2024	$20,573	$18,158	$26,617
5/31/2024	$21,445	$19,130	$27,937
6/30/2024	$22,082	$19,098	$28,939
7/31/2024	$22,058	$20,662	$29,292
8/31/2024	$22,883	$20,433	$30,002
9/30/2024	$23,425	$20,704	$30,643
10/31/2024	$23,189	$20,430	$30,365
11/30/2024	$25,334	$22,935	$32,148
12/31/2024	$23,590	$21,057	$31,381
1/31/2025	$24,014	$21,723	$32,255
2/28/2025	$21,469	$20,252	$31,834
3/31/2025	$19,372	$18,717	$30,041
4/30/2025	$20,102	$18,597	$29,837
5/31/2025	$21,398	$19,791	$31,715
6/30/2025	$23,236	$20,956	$33,328
7/31/2025	$23,755	$21,313	$34,076
8/31/2025	$25,169	$22,574	$34,766
9/30/2025	$26,371	$23,511	$36,035
10/31/2025	$27,573	$24,272	$36,879
11/30/2025	$27,596	$24,106	$36,970
12/31/2025	$26,771	$23,797	$36,992
1/31/2026	$27,761	$24,744	$37,529
2/28/2026	$27,785	$24,684	$37,243
3/31/2026	$26,583	$23,129	$35,389
4/30/2026	$31,225	$26,527	$39,102
5/31/2026	$34,855	$28,077	$41,160
6/30/2026	$36,858	$29,075	$40,768
7/31/2026	$31,626	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C at NAV	33.13%	0.95%	12.20%
Class C with sales charge	32.13%	0.95%	12.20%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000054855
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class F
Trading Symbol	LADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$89	0.76%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.50%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,106	$10,106	$10,014
9/30/2016	$10,276	$10,252	$10,016
10/31/2016	$9,549	$9,615	$9,833
11/30/2016	$10,037	$10,475	$10,197
12/31/2016	$9,841	$10,618	$10,399
1/31/2017	$10,239	$10,790	$10,596
2/28/2017	$10,620	$11,055	$11,017
3/31/2017	$10,663	$11,186	$11,030
4/30/2017	$10,748	$11,392	$11,143
5/31/2017	$10,806	$11,288	$11,300
6/30/2017	$11,103	$11,677	$11,370
7/31/2017	$11,304	$11,776	$11,604
8/31/2017	$11,347	$11,762	$11,640
9/30/2017	$11,893	$12,403	$11,880
10/31/2017	$12,253	$12,595	$12,157
11/30/2017	$12,561	$12,957	$12,530
12/31/2017	$12,805	$12,971	$12,669
1/31/2018	$13,298	$13,477	$13,395
2/28/2018	$13,425	$13,093	$12,901
3/31/2018	$13,722	$13,270	$12,573
4/30/2018	$14,030	$13,283	$12,621
5/31/2018	$15,472	$14,119	$12,925
6/30/2018	$15,785	$14,229	$13,005
7/31/2018	$15,710	$14,474	$13,489
8/31/2018	$17,752	$15,375	$13,928
9/30/2018	$17,709	$15,015	$14,008
10/31/2018	$15,233	$13,115	$13,050
11/30/2018	$15,068	$13,321	$13,316
12/31/2018	$13,473	$11,764	$12,114
1/31/2019	$15,604	$13,123	$13,085
2/28/2019	$17,304	$13,970	$13,505
3/31/2019	$17,116	$13,781	$13,767
4/30/2019	$17,541	$14,201	$14,324
5/31/2019	$17,074	$13,147	$13,414
6/30/2019	$18,683	$14,160	$14,360
7/31/2019	$19,234	$14,298	$14,566
8/31/2019	$18,217	$13,681	$14,335
9/30/2019	$16,566	$13,569	$14,603
10/31/2019	$16,928	$13,955	$14,920
11/30/2019	$17,538	$14,776	$15,461
12/31/2019	$17,803	$15,115	$15,928
1/31/2020	$18,195	$14,948	$15,922
2/29/2020	$17,478	$13,869	$14,611
3/31/2020	$14,790	$11,221	$12,806
4/30/2020	$17,248	$12,892	$14,448
5/31/2020	$19,561	$14,110	$15,136
6/30/2020	$20,807	$14,652	$15,437
7/31/2020	$22,189	$15,156	$16,308
8/31/2020	$23,478	$16,045	$17,480
9/30/2020	$24,135	$15,701	$16,816
10/31/2020	$24,715	$15,820	$16,369
11/30/2020	$27,935	$18,610	$18,160
12/31/2020	$30,764	$20,350	$18,859
1/31/2021	$32,080	$21,331	$18,668
2/28/2021	$33,293	$22,035	$19,183
3/31/2021	$31,281	$21,342	$20,023
4/30/2021	$32,691	$21,807	$21,092
5/31/2021	$30,698	$21,184	$21,239
6/30/2021	$32,193	$22,178	$21,735
7/31/2021	$31,591	$21,370	$22,251
8/31/2021	$32,428	$21,758	$22,928
9/30/2021	$31,018	$20,924	$21,861
10/31/2021	$32,766	$21,904	$23,393
11/30/2021	$30,087	$20,834	$23,231
12/31/2021	$29,982	$20,926	$24,272
1/31/2022	$24,377	$18,122	$23,016
2/28/2022	$24,387	$18,201	$22,327
3/31/2022	$24,220	$18,284	$23,156
4/30/2022	$20,978	$16,041	$21,137
5/31/2022	$20,392	$15,738	$21,175
6/30/2022	$19,106	$14,763	$19,427
7/31/2022	$20,947	$16,416	$21,219
8/31/2022	$20,894	$16,262	$20,353
9/30/2022	$19,221	$14,799	$18,479
10/31/2022	$20,413	$16,204	$19,975
11/30/2022	$20,476	$16,468	$21,091
12/31/2022	$19,200	$15,411	$19,876
1/31/2023	$20,800	$16,944	$21,125
2/28/2023	$20,612	$16,760	$20,610
3/31/2023	$20,800	$16,347	$21,366
4/30/2023	$20,288	$16,157	$21,700
5/31/2023	$20,623	$16,160	$21,794
6/30/2023	$21,480	$17,499	$23,234
7/31/2023	$21,762	$18,318	$23,980
8/31/2023	$20,277	$17,364	$23,599
9/30/2023	$18,709	$16,219	$22,474
10/31/2023	$17,109	$14,968	$22,001
11/30/2023	$18,907	$16,331	$24,010
12/31/2023	$20,853	$18,286	$25,101
1/31/2024	$20,968	$17,700	$25,523
2/29/2024	$22,923	$19,137	$26,886
3/31/2024	$23,498	$19,673	$27,751
4/30/2024	$22,076	$18,158	$26,617
5/31/2024	$23,028	$19,130	$27,937
6/30/2024	$23,728	$19,098	$28,939
7/31/2024	$23,728	$20,662	$29,292
8/31/2024	$24,638	$20,433	$30,002
9/30/2024	$25,234	$20,704	$30,643
10/31/2024	$24,994	$20,430	$30,365
11/30/2024	$27,328	$22,935	$32,148
12/31/2024	$25,465	$21,057	$31,381
1/31/2025	$25,936	$21,723	$32,255
2/28/2025	$23,224	$20,252	$31,834
3/31/2025	$20,962	$18,717	$30,041
4/30/2025	$21,779	$18,597	$29,837
5/31/2025	$23,203	$19,791	$31,715
6/30/2025	$25,213	$20,956	$33,328
7/31/2025	$25,768	$21,313	$34,076
8/31/2025	$27,339	$22,574	$34,766
9/30/2025	$28,679	$23,511	$36,035
10/31/2025	$30,009	$24,272	$36,879
11/30/2025	$30,040	$24,106	$36,970
12/31/2025	$29,161	$23,797	$36,992
1/31/2026	$30,281	$24,744	$37,529
2/28/2026	$30,302	$24,684	$37,243
3/31/2026	$29,014	$23,129	$35,389
4/30/2026	$34,134	$26,527	$39,102
5/31/2026	$38,124	$28,077	$41,160
6/30/2026	$40,343	$29,075	$40,768
7/31/2026	$34,658	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class F at NAV	34.50%	1.87%	13.23%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000188220
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class F3
Trading Symbol	LOGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.67%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F3	Russell 2000 Growth Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,158	$10,333	$10,112
5/31/2017	$10,217	$10,239	$10,254
6/30/2017	$10,498	$10,591	$10,318
7/31/2017	$10,693	$10,681	$10,530
8/31/2017	$10,733	$10,669	$10,562
9/30/2017	$11,249	$11,250	$10,780
10/31/2017	$11,593	$11,424	$11,032
11/30/2017	$11,892	$11,752	$11,370
12/31/2017	$12,119	$11,765	$11,496
1/31/2018	$12,589	$12,224	$12,155
2/28/2018	$12,712	$11,876	$11,707
3/31/2018	$12,997	$12,036	$11,409
4/30/2018	$13,287	$12,048	$11,453
5/31/2018	$14,658	$12,806	$11,729
6/30/2018	$14,957	$12,906	$11,801
7/31/2018	$14,889	$13,128	$12,240
8/31/2018	$16,827	$13,946	$12,639
9/30/2018	$16,790	$13,619	$12,711
10/31/2018	$14,441	$11,896	$11,842
11/30/2018	$14,286	$12,082	$12,083
12/31/2018	$12,781	$10,670	$10,992
1/31/2019	$14,799	$11,902	$11,873
2/28/2019	$16,414	$12,671	$12,254
3/31/2019	$16,241	$12,500	$12,493
4/30/2019	$16,645	$12,880	$12,998
5/31/2019	$16,207	$11,925	$12,172
6/30/2019	$17,735	$12,843	$13,030
7/31/2019	$18,260	$12,969	$13,218
8/31/2019	$17,302	$12,409	$13,008
9/30/2019	$15,734	$12,307	$13,252
10/31/2019	$16,080	$12,657	$13,539
11/30/2019	$16,667	$13,402	$14,030
12/31/2019	$16,921	$13,709	$14,453
1/31/2020	$17,292	$13,559	$14,448
2/29/2020	$16,619	$12,580	$13,258
3/31/2020	$14,064	$10,177	$11,621
4/30/2020	$16,399	$11,693	$13,111
5/31/2020	$18,603	$12,798	$13,735
6/30/2020	$19,791	$13,290	$14,008
7/31/2020	$21,110	$13,747	$14,798
8/31/2020	$22,339	$14,553	$15,862
9/30/2020	$22,964	$14,241	$15,259
10/31/2020	$23,520	$14,349	$14,853
11/30/2020	$26,592	$16,880	$16,479
12/31/2020	$29,280	$18,457	$17,113
1/31/2021	$30,538	$19,347	$16,940
2/28/2021	$31,693	$19,986	$17,407
3/31/2021	$29,786	$19,357	$18,169
4/30/2021	$31,134	$19,779	$19,139
5/31/2021	$29,250	$19,214	$19,273
6/30/2021	$30,672	$20,116	$19,723
7/31/2021	$30,106	$19,383	$20,191
8/31/2021	$30,911	$19,735	$20,805
9/30/2021	$29,570	$18,978	$19,838
10/31/2021	$31,238	$19,867	$21,227
11/30/2021	$28,691	$18,897	$21,080
12/31/2021	$28,602	$18,981	$22,025
1/31/2022	$23,252	$16,437	$20,885
2/28/2022	$23,277	$16,508	$20,260
3/31/2022	$23,114	$16,584	$21,012
4/30/2022	$20,025	$14,549	$19,180
5/31/2022	$19,464	$14,274	$19,215
6/30/2022	$18,244	$13,391	$17,629
7/31/2022	$20,000	$14,890	$19,254
8/31/2022	$19,951	$14,750	$18,469
9/30/2022	$18,366	$13,423	$16,768
10/31/2022	$19,504	$14,697	$18,126
11/30/2022	$19,569	$14,937	$19,139
12/31/2022	$18,350	$13,978	$18,036
1/31/2023	$19,886	$15,368	$19,169
2/28/2023	$19,708	$15,202	$18,702
3/31/2023	$19,886	$14,827	$19,388
4/30/2023	$19,407	$14,654	$19,691
5/31/2023	$19,732	$14,657	$19,777
6/30/2023	$20,553	$15,872	$21,083
7/31/2023	$20,821	$16,614	$21,761
8/31/2023	$19,399	$15,749	$21,414
9/30/2023	$17,903	$14,711	$20,393
10/31/2023	$16,382	$13,576	$19,964
11/30/2023	$18,106	$14,812	$21,788
12/31/2023	$19,968	$16,586	$22,777
1/31/2024	$20,082	$16,054	$23,160
2/29/2024	$21,960	$17,358	$24,397
3/31/2024	$22,512	$17,843	$25,182
4/30/2024	$21,155	$16,469	$24,153
5/31/2024	$22,065	$17,351	$25,351
6/30/2024	$22,748	$17,322	$26,260
7/31/2024	$22,756	$18,741	$26,580
8/31/2024	$23,626	$18,533	$27,225
9/30/2024	$24,204	$18,779	$27,806
10/31/2024	$23,976	$18,530	$27,554
11/30/2024	$26,220	$20,802	$29,172
12/31/2024	$24,428	$19,099	$28,476
1/31/2025	$24,892	$19,703	$29,269
2/28/2025	$22,286	$18,369	$28,887
3/31/2025	$20,127	$16,976	$27,260
4/30/2025	$20,909	$16,868	$27,075
5/31/2025	$22,278	$17,950	$28,779
6/30/2025	$24,216	$19,008	$30,243
7/31/2025	$24,762	$19,331	$30,921
8/31/2025	$26,269	$20,475	$31,548
9/30/2025	$27,556	$21,325	$32,700
10/31/2025	$28,843	$22,015	$33,465
11/30/2025	$28,875	$21,865	$33,547
12/31/2025	$28,037	$21,585	$33,568
1/31/2026	$29,112	$22,443	$34,054
2/28/2026	$29,145	$22,389	$33,796
3/31/2026	$27,915	$20,979	$32,113
4/30/2026	$32,835	$24,060	$35,482
5/31/2026	$36,680	$25,466	$37,350
6/30/2026	$38,822	$26,371	$36,994
7/31/2026	$33,348	$24,826	$36,971

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	34.67%	2.07%	13.79%
Russell 2000 Growth Index	28.42%	5.07%	10.24%
S&P 500 Index	19.56%	12.86%	15.06%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000018477
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class I
Trading Symbol	LADYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.58%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class I	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,106	$10,106	$10,014
9/30/2016	$10,279	$10,252	$10,016
10/31/2016	$9,553	$9,615	$9,833
11/30/2016	$10,038	$10,475	$10,197
12/31/2016	$9,841	$10,618	$10,399
1/31/2017	$10,245	$10,790	$10,596
2/28/2017	$10,625	$11,055	$11,017
3/31/2017	$10,673	$11,186	$11,030
4/30/2017	$10,754	$11,392	$11,143
5/31/2017	$10,817	$11,288	$11,300
6/30/2017	$11,110	$11,677	$11,370
7/31/2017	$11,317	$11,776	$11,604
8/31/2017	$11,355	$11,762	$11,640
9/30/2017	$11,908	$12,403	$11,880
10/31/2017	$12,268	$12,595	$12,157
11/30/2017	$12,580	$12,957	$12,530
12/31/2017	$12,821	$12,971	$12,669
1/31/2018	$13,316	$13,477	$13,395
2/28/2018	$13,445	$13,093	$12,901
3/31/2018	$13,743	$13,270	$12,573
4/30/2018	$14,051	$13,283	$12,621
5/31/2018	$15,502	$14,119	$12,925
6/30/2018	$15,815	$14,229	$13,005
7/31/2018	$15,742	$14,474	$13,489
8/31/2018	$17,790	$15,375	$13,928
9/30/2018	$17,751	$15,015	$14,008
10/31/2018	$15,267	$13,115	$13,050
11/30/2018	$15,102	$13,321	$13,316
12/31/2018	$13,509	$11,764	$12,114
1/31/2019	$15,642	$13,123	$13,085
2/28/2019	$17,346	$13,970	$13,505
3/31/2019	$17,162	$13,781	$13,767
4/30/2019	$17,585	$14,201	$14,324
5/31/2019	$17,125	$13,147	$13,414
6/30/2019	$18,737	$14,160	$14,360
7/31/2019	$19,295	$14,298	$14,566
8/31/2019	$18,277	$13,681	$14,335
9/30/2019	$16,622	$13,569	$14,603
10/31/2019	$16,984	$13,955	$14,920
11/30/2019	$17,602	$14,776	$15,461
12/31/2019	$17,865	$15,115	$15,928
1/31/2020	$18,260	$14,948	$15,922
2/29/2020	$17,544	$13,869	$14,611
3/31/2020	$14,848	$11,221	$12,806
4/30/2020	$17,317	$12,892	$14,448
5/31/2020	$19,641	$14,110	$15,136
6/30/2020	$20,890	$14,652	$15,437
7/31/2020	$22,286	$15,156	$16,308
8/31/2020	$23,579	$16,045	$17,480
9/30/2020	$24,230	$15,701	$16,816
10/31/2020	$24,821	$15,820	$16,369
11/30/2020	$28,060	$18,610	$18,160
12/31/2020	$30,899	$20,350	$18,859
1/31/2021	$32,223	$21,331	$18,668
2/28/2021	$33,444	$22,035	$19,183
3/31/2021	$31,430	$21,342	$20,023
4/30/2021	$32,849	$21,807	$21,092
5/31/2021	$30,851	$21,184	$21,239
6/30/2021	$32,350	$22,178	$21,735
7/31/2021	$31,747	$21,370	$22,251
8/31/2021	$32,588	$21,758	$22,928
9/30/2021	$31,176	$20,924	$21,861
10/31/2021	$32,937	$21,904	$23,393
11/30/2021	$30,248	$20,834	$23,231
12/31/2021	$30,153	$20,926	$24,272
1/31/2022	$24,512	$18,122	$23,016
2/28/2022	$24,530	$18,201	$22,327
3/31/2022	$24,356	$18,284	$23,156
4/30/2022	$21,098	$16,041	$21,137
5/31/2022	$20,509	$15,738	$21,175
6/30/2022	$19,218	$14,763	$19,427
7/31/2022	$21,072	$16,416	$21,219
8/31/2022	$21,020	$16,262	$20,353
9/30/2022	$19,348	$14,799	$18,479
10/31/2022	$20,535	$16,204	$19,975
11/30/2022	$20,604	$16,468	$21,091
12/31/2022	$19,322	$15,411	$19,876
1/31/2023	$20,942	$16,944	$21,125
2/28/2023	$20,752	$16,760	$20,610
3/31/2023	$20,942	$16,347	$21,366
4/30/2023	$20,431	$16,157	$21,700
5/31/2023	$20,769	$16,160	$21,794
6/30/2023	$21,636	$17,499	$23,234
7/31/2023	$21,913	$18,318	$23,980
8/31/2023	$20,423	$17,364	$23,599
9/30/2023	$18,837	$16,219	$22,474
10/31/2023	$17,234	$14,968	$22,001
11/30/2023	$19,045	$16,331	$24,010
12/31/2023	$21,012	$18,286	$25,101
1/31/2024	$21,124	$17,700	$25,523
2/29/2024	$23,100	$19,137	$26,886
3/31/2024	$23,680	$19,673	$27,751
4/30/2024	$22,251	$18,158	$26,617
5/31/2024	$23,204	$19,130	$27,937
6/30/2024	$23,914	$19,098	$28,939
7/31/2024	$23,923	$20,662	$29,292
8/31/2024	$24,841	$20,433	$30,002
9/30/2024	$25,448	$20,704	$30,643
10/31/2024	$25,205	$20,430	$30,365
11/30/2024	$27,562	$22,935	$32,148
12/31/2024	$25,679	$21,057	$31,381
1/31/2025	$26,165	$21,723	$32,255
2/28/2025	$23,422	$20,252	$31,834
3/31/2025	$21,147	$18,717	$30,041
4/30/2025	$21,972	$18,597	$29,837
5/31/2025	$23,404	$19,791	$31,715
6/30/2025	$25,444	$20,956	$33,328
7/31/2025	$26,009	$21,313	$34,076
8/31/2025	$27,588	$22,574	$34,766
9/30/2025	$28,943	$23,511	$36,035
10/31/2025	$30,288	$24,272	$36,879
11/30/2025	$30,323	$24,106	$36,970
12/31/2025	$29,438	$23,797	$36,992
1/31/2026	$30,576	$24,744	$37,529
2/28/2026	$30,602	$24,684	$37,243
3/31/2026	$29,308	$23,129	$35,389
4/30/2026	$34,465	$26,527	$39,102
5/31/2026	$38,510	$28,077	$41,160
6/30/2026	$40,750	$29,075	$40,768
7/31/2026	$35,003	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I at NAV	34.58%	1.97%	13.35%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000018476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class P
Trading Symbol	LADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$130	1.11%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 33.97%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,107	$10,106	$10,014
9/30/2016	$10,277	$10,252	$10,016
10/31/2016	$9,548	$9,615	$9,833
11/30/2016	$10,034	$10,475	$10,197
12/31/2016	$9,836	$10,618	$10,399
1/31/2017	$10,237	$10,790	$10,596
2/28/2017	$10,610	$11,055	$11,017
3/31/2017	$10,655	$11,186	$11,030
4/30/2017	$10,740	$11,392	$11,143
5/31/2017	$10,797	$11,288	$11,300
6/30/2017	$11,090	$11,677	$11,370
7/31/2017	$11,294	$11,776	$11,604
8/31/2017	$11,328	$11,762	$11,640
9/30/2017	$11,876	$12,403	$11,880
10/31/2017	$12,232	$12,595	$12,157
11/30/2017	$12,542	$12,957	$12,530
12/31/2017	$12,780	$12,971	$12,669
1/31/2018	$13,271	$13,477	$13,395
2/28/2018	$13,395	$13,093	$12,901
3/31/2018	$13,689	$13,270	$12,573
4/30/2018	$13,994	$13,283	$12,621
5/31/2018	$15,435	$14,119	$12,925
6/30/2018	$15,740	$14,229	$13,005
7/31/2018	$15,661	$14,474	$13,489
8/31/2018	$17,695	$15,375	$13,928
9/30/2018	$17,644	$15,015	$14,008
10/31/2018	$15,169	$13,115	$13,050
11/30/2018	$15,004	$13,321	$13,316
12/31/2018	$13,411	$11,764	$12,114
1/31/2019	$15,528	$13,123	$13,085
2/28/2019	$17,213	$13,970	$13,505
3/31/2019	$17,023	$13,781	$13,767
4/30/2019	$17,441	$14,201	$14,324
5/31/2019	$16,978	$13,147	$13,414
6/30/2019	$18,564	$14,160	$14,360
7/31/2019	$19,110	$14,298	$14,566
8/31/2019	$18,093	$13,681	$14,335
9/30/2019	$16,454	$13,569	$14,603
10/31/2019	$16,803	$13,955	$14,920
11/30/2019	$17,408	$14,776	$15,461
12/31/2019	$17,665	$15,115	$15,928
1/31/2020	$18,045	$14,948	$15,922
2/29/2020	$17,332	$13,869	$14,611
3/31/2020	$14,661	$11,221	$12,806
4/30/2020	$17,095	$12,892	$14,448
5/31/2020	$19,376	$14,110	$15,136
6/30/2020	$20,603	$14,652	$15,437
7/31/2020	$21,972	$15,156	$16,308
8/31/2020	$23,236	$16,045	$17,480
9/30/2020	$23,873	$15,701	$16,816
10/31/2020	$24,444	$15,820	$16,369
11/30/2020	$27,631	$18,610	$18,160
12/31/2020	$30,410	$20,350	$18,859
1/31/2021	$31,704	$21,331	$18,668
2/28/2021	$32,892	$22,035	$19,183
3/31/2021	$30,898	$21,342	$20,023
4/30/2021	$32,277	$21,807	$21,092
5/31/2021	$30,304	$21,184	$21,239
6/30/2021	$31,768	$22,178	$21,735
7/31/2021	$31,163	$21,370	$22,251
8/31/2021	$31,980	$21,758	$22,928
9/30/2021	$30,580	$20,924	$21,861
10/31/2021	$32,288	$21,904	$23,393
11/30/2021	$29,646	$20,834	$23,231
12/31/2021	$29,538	$20,926	$24,272
1/31/2022	$24,007	$18,122	$23,016
2/28/2022	$24,007	$18,201	$22,327
3/31/2022	$23,839	$18,284	$23,156
4/30/2022	$20,636	$16,041	$21,137
5/31/2022	$20,060	$15,738	$21,175
6/30/2022	$18,788	$14,763	$19,427
7/31/2022	$20,588	$16,416	$21,219
8/31/2022	$20,528	$16,262	$20,353
9/30/2022	$18,884	$14,799	$18,479
10/31/2022	$20,048	$16,204	$19,975
11/30/2022	$20,108	$16,468	$21,091
12/31/2022	$18,848	$15,411	$19,876
1/31/2023	$20,420	$16,944	$21,125
2/28/2023	$20,228	$16,760	$20,610
3/31/2023	$20,396	$16,347	$21,366
4/30/2023	$19,892	$16,157	$21,700
5/31/2023	$20,216	$16,160	$21,794
6/30/2023	$21,056	$17,499	$23,234
7/31/2023	$21,320	$18,318	$23,980
8/31/2023	$19,856	$17,364	$23,599
9/30/2023	$18,308	$16,219	$22,474
10/31/2023	$16,749	$14,968	$22,001
11/30/2023	$18,500	$16,331	$24,010
12/31/2023	$20,396	$18,286	$25,101
1/31/2024	$20,504	$17,700	$25,523
2/29/2024	$22,412	$19,137	$26,886
3/31/2024	$22,964	$19,673	$27,751
4/30/2024	$21,572	$18,158	$26,617
5/31/2024	$22,484	$19,130	$27,937
6/30/2024	$23,167	$19,098	$28,939
7/31/2024	$23,167	$20,662	$29,292
8/31/2024	$24,043	$20,433	$30,002
9/30/2024	$24,619	$20,704	$30,643
10/31/2024	$24,379	$20,430	$30,365
11/30/2024	$26,647	$22,935	$32,148
12/31/2024	$24,823	$21,057	$31,381
1/31/2025	$25,279	$21,723	$32,255
2/28/2025	$22,628	$20,252	$31,834
3/31/2025	$20,420	$18,717	$30,041
4/30/2025	$21,200	$18,597	$29,837
5/31/2025	$22,580	$19,791	$31,715
6/30/2025	$24,535	$20,956	$33,328
7/31/2025	$25,075	$21,313	$34,076
8/31/2025	$26,587	$22,574	$34,766
9/30/2025	$27,883	$23,511	$36,035
10/31/2025	$29,166	$24,272	$36,879
11/30/2025	$29,190	$24,106	$36,970
12/31/2025	$28,326	$23,797	$36,992
1/31/2026	$29,406	$24,744	$37,529
2/28/2026	$29,418	$24,684	$37,243
3/31/2026	$28,171	$23,129	$35,389
4/30/2026	$33,114	$26,527	$39,102
5/31/2026	$36,989	$28,077	$41,160
6/30/2026	$39,124	$29,075	$40,768
7/31/2026	$33,593	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P at NAV	33.97%	1.51%	12.88%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000054856
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R2
Trading Symbol	LADQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$147	1.26%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 33.75%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R2	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,102	$10,106	$10,014
9/30/2016	$10,273	$10,252	$10,016
10/31/2016	$9,539	$9,615	$9,833
11/30/2016	$10,023	$10,475	$10,197
12/31/2016	$9,824	$10,618	$10,399
1/31/2017	$10,216	$10,790	$10,596
2/28/2017	$10,592	$11,055	$11,017
3/31/2017	$10,632	$11,186	$11,030
4/30/2017	$10,711	$11,392	$11,143
5/31/2017	$10,768	$11,288	$11,300
6/30/2017	$11,053	$11,677	$11,370
7/31/2017	$11,252	$11,776	$11,604
8/31/2017	$11,286	$11,762	$11,640
9/30/2017	$11,827	$12,403	$11,880
10/31/2017	$12,180	$12,595	$12,157
11/30/2017	$12,482	$12,957	$12,530
12/31/2017	$12,715	$12,971	$12,669
1/31/2018	$13,199	$13,477	$13,395
2/28/2018	$13,324	$13,093	$12,901
3/31/2018	$13,614	$13,270	$12,573
4/30/2018	$13,910	$13,283	$12,621
5/31/2018	$15,333	$14,119	$12,925
6/30/2018	$15,635	$14,229	$13,005
7/31/2018	$15,555	$14,474	$13,489
8/31/2018	$17,570	$15,375	$13,928
9/30/2018	$17,524	$15,015	$14,008
10/31/2018	$15,065	$13,115	$13,050
11/30/2018	$14,891	$13,321	$13,316
12/31/2018	$13,316	$11,764	$12,114
1/31/2019	$15,414	$13,123	$13,085
2/28/2019	$17,081	$13,970	$13,505
3/31/2019	$16,897	$13,781	$13,767
4/30/2019	$17,304	$14,201	$14,324
5/31/2019	$16,843	$13,147	$13,414
6/30/2019	$18,418	$14,160	$14,360
7/31/2019	$18,956	$14,298	$14,566
8/31/2019	$17,942	$13,681	$14,335
9/30/2019	$16,313	$13,569	$14,603
10/31/2019	$16,659	$13,955	$14,920
11/30/2019	$17,255	$14,776	$15,461
12/31/2019	$17,507	$15,115	$15,928
1/31/2020	$17,884	$14,948	$15,922
2/29/2020	$17,178	$13,869	$14,611
3/31/2020	$14,526	$11,221	$12,806
4/30/2020	$16,936	$12,892	$14,448
5/31/2020	$19,191	$14,110	$15,136
6/30/2020	$20,410	$14,652	$15,437
7/31/2020	$21,755	$15,156	$16,308
8/31/2020	$23,013	$16,045	$17,480
9/30/2020	$23,642	$15,701	$16,816
10/31/2020	$24,194	$15,820	$16,369
11/30/2020	$27,341	$18,610	$18,160
12/31/2020	$30,092	$20,350	$18,859
1/31/2021	$31,371	$21,331	$18,668
2/28/2021	$32,541	$22,035	$19,183
3/31/2021	$30,569	$21,342	$20,023
4/30/2021	$31,934	$21,807	$21,092
5/31/2021	$29,973	$21,184	$21,239
6/30/2021	$31,414	$22,178	$21,735
7/31/2021	$30,818	$21,370	$22,251
8/31/2021	$31,620	$21,758	$22,928
9/30/2021	$30,233	$20,924	$21,861
10/31/2021	$31,923	$21,904	$23,393
11/30/2021	$29,300	$20,834	$23,231
12/31/2021	$29,189	$20,926	$24,272
1/31/2022	$23,713	$18,122	$23,016
2/28/2022	$23,726	$18,201	$22,327
3/31/2022	$23,541	$18,284	$23,156
4/30/2022	$20,391	$16,041	$21,137
5/31/2022	$19,812	$15,738	$21,175
6/30/2022	$18,557	$14,763	$19,427
7/31/2022	$20,329	$16,416	$21,219
8/31/2022	$20,268	$16,262	$20,353
9/30/2022	$18,643	$14,799	$18,479
10/31/2022	$19,788	$16,204	$19,975
11/30/2022	$19,849	$16,468	$21,091
12/31/2022	$18,594	$15,411	$19,876
1/31/2023	$20,145	$16,944	$21,125
2/28/2023	$19,948	$16,760	$20,610
3/31/2023	$20,120	$16,347	$21,366
4/30/2023	$19,628	$16,157	$21,700
5/31/2023	$19,935	$16,160	$21,794
6/30/2023	$20,760	$17,499	$23,234
7/31/2023	$21,018	$18,318	$23,980
8/31/2023	$19,579	$17,364	$23,599
9/30/2023	$18,053	$16,219	$22,474
10/31/2023	$16,502	$14,968	$22,001
11/30/2023	$18,225	$16,331	$24,010
12/31/2023	$20,095	$18,286	$25,101
1/31/2024	$20,194	$17,700	$25,523
2/29/2024	$22,077	$19,137	$26,886
3/31/2024	$22,618	$19,673	$27,751
4/30/2024	$21,240	$18,158	$26,617
5/31/2024	$22,150	$19,130	$27,937
6/30/2024	$22,815	$19,098	$28,939
7/31/2024	$22,803	$20,662	$29,292
8/31/2024	$23,664	$20,433	$30,002
9/30/2024	$24,230	$20,704	$30,643
10/31/2024	$23,984	$20,430	$30,365
11/30/2024	$26,224	$22,935	$32,148
12/31/2024	$24,415	$21,057	$31,381
1/31/2025	$24,870	$21,723	$32,255
2/28/2025	$22,249	$20,252	$31,834
3/31/2025	$20,083	$18,717	$30,041
4/30/2025	$20,846	$18,597	$29,837
5/31/2025	$22,200	$19,791	$31,715
6/30/2025	$24,119	$20,956	$33,328
7/31/2025	$24,649	$21,313	$34,076
8/31/2025	$26,138	$22,574	$34,766
9/30/2025	$27,405	$23,511	$36,035
10/31/2025	$28,660	$24,272	$36,879
11/30/2025	$28,672	$24,106	$36,970
12/31/2025	$27,823	$23,797	$36,992
1/31/2026	$28,882	$24,744	$37,529
2/28/2026	$28,894	$24,684	$37,243
3/31/2026	$27,663	$23,129	$35,389
4/30/2026	$32,512	$26,527	$39,102
5/31/2026	$36,314	$28,077	$41,160
6/30/2026	$38,406	$29,075	$40,768
7/31/2026	$32,967	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	33.75%	1.36%	12.67%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000054857
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R3
Trading Symbol	LADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.16%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 33.89%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R3	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,101	$10,106	$10,014
9/30/2016	$10,269	$10,252	$10,016
10/31/2016	$9,540	$9,615	$9,833
11/30/2016	$10,022	$10,475	$10,197
12/31/2016	$9,821	$10,618	$10,399
1/31/2017	$10,219	$10,790	$10,596
2/28/2017	$10,595	$11,055	$11,017
3/31/2017	$10,634	$11,186	$11,030
4/30/2017	$10,712	$11,392	$11,143
5/31/2017	$10,774	$11,288	$11,300
6/30/2017	$11,060	$11,677	$11,370
7/31/2017	$11,262	$11,776	$11,604
8/31/2017	$11,296	$11,762	$11,640
9/30/2017	$11,834	$12,403	$11,880
10/31/2017	$12,193	$12,595	$12,157
11/30/2017	$12,496	$12,957	$12,530
12/31/2017	$12,731	$12,971	$12,669
1/31/2018	$13,214	$13,477	$13,395
2/28/2018	$13,337	$13,093	$12,901
3/31/2018	$13,629	$13,270	$12,573
4/30/2018	$13,932	$13,283	$12,621
5/31/2018	$15,362	$14,119	$12,925
6/30/2018	$15,665	$14,229	$13,005
7/31/2018	$15,586	$14,474	$13,489
8/31/2018	$17,605	$15,375	$13,928
9/30/2018	$17,560	$15,015	$14,008
10/31/2018	$15,093	$13,115	$13,050
11/30/2018	$14,922	$13,321	$13,316
12/31/2018	$13,341	$11,764	$12,114
1/31/2019	$15,449	$13,123	$13,085
2/28/2019	$17,121	$13,970	$13,505
3/31/2019	$16,932	$13,781	$13,767
4/30/2019	$17,346	$14,201	$14,324
5/31/2019	$16,887	$13,147	$13,414
6/30/2019	$18,468	$14,160	$14,360
7/31/2019	$19,003	$14,298	$14,566
8/31/2019	$17,994	$13,681	$14,335
9/30/2019	$16,360	$13,569	$14,603
10/31/2019	$16,706	$13,955	$14,920
11/30/2019	$17,307	$14,776	$15,461
12/31/2019	$17,561	$15,115	$15,928
1/31/2020	$17,938	$14,948	$15,922
2/29/2020	$17,231	$13,869	$14,611
3/31/2020	$14,573	$11,221	$12,806
4/30/2020	$16,996	$12,892	$14,448
5/31/2020	$19,267	$14,110	$15,136
6/30/2020	$20,483	$14,652	$15,437
7/31/2020	$21,841	$15,156	$16,308
8/31/2020	$23,104	$16,045	$17,480
9/30/2020	$23,735	$15,701	$16,816
10/31/2020	$24,301	$15,820	$16,369
11/30/2020	$27,461	$18,610	$18,160
12/31/2020	$30,226	$20,350	$18,859
1/31/2021	$31,509	$21,331	$18,668
2/28/2021	$32,686	$22,035	$19,183
3/31/2021	$30,699	$21,342	$20,023
4/30/2021	$32,076	$21,807	$21,092
5/31/2021	$30,121	$21,184	$21,239
6/30/2021	$31,561	$22,178	$21,735
7/31/2021	$30,962	$21,370	$22,251
8/31/2021	$31,771	$21,758	$22,928
9/30/2021	$30,384	$20,924	$21,861
10/31/2021	$32,087	$21,904	$23,393
11/30/2021	$29,446	$20,834	$23,231
12/31/2021	$29,339	$20,926	$24,272
1/31/2022	$23,847	$18,122	$23,016
2/28/2022	$23,859	$18,201	$22,327
3/31/2022	$23,681	$18,284	$23,156
4/30/2022	$20,507	$16,041	$21,137
5/31/2022	$19,924	$15,738	$21,175
6/30/2022	$18,664	$14,763	$19,427
7/31/2022	$20,447	$16,416	$21,219
8/31/2022	$20,388	$16,262	$20,353
9/30/2022	$18,759	$14,799	$18,479
10/31/2022	$19,912	$16,204	$19,975
11/30/2022	$19,972	$16,468	$21,091
12/31/2022	$18,712	$15,411	$19,876
1/31/2023	$20,269	$16,944	$21,125
2/28/2023	$20,079	$16,760	$20,610
3/31/2023	$20,257	$16,347	$21,366
4/30/2023	$19,758	$16,157	$21,700
5/31/2023	$20,067	$16,160	$21,794
6/30/2023	$20,899	$17,499	$23,234
7/31/2023	$21,161	$18,318	$23,980
8/31/2023	$19,710	$17,364	$23,599
9/30/2023	$18,177	$16,219	$22,474
10/31/2023	$16,619	$14,968	$22,001
11/30/2023	$18,367	$16,331	$24,010
12/31/2023	$20,245	$18,286	$25,101
1/31/2024	$20,352	$17,700	$25,523
2/29/2024	$22,242	$19,137	$26,886
3/31/2024	$22,789	$19,673	$27,751
4/30/2024	$21,410	$18,158	$26,617
5/31/2024	$22,314	$19,130	$27,937
6/30/2024	$22,991	$19,098	$28,939
7/31/2024	$22,991	$20,662	$29,292
8/31/2024	$23,859	$20,433	$30,002
9/30/2024	$24,430	$20,704	$30,643
10/31/2024	$24,180	$20,430	$30,365
11/30/2024	$26,439	$22,935	$32,148
12/31/2024	$24,620	$21,057	$31,381
1/31/2025	$25,072	$21,723	$32,255
2/28/2025	$22,433	$20,252	$31,834
3/31/2025	$20,257	$18,717	$30,041
4/30/2025	$21,030	$18,597	$29,837
5/31/2025	$22,397	$19,791	$31,715
6/30/2025	$24,335	$20,956	$33,328
7/31/2025	$24,870	$21,313	$34,076
8/31/2025	$26,368	$22,574	$34,766
9/30/2025	$27,651	$23,511	$36,035
10/31/2025	$28,923	$24,272	$36,879
11/30/2025	$28,935	$24,106	$36,970
12/31/2025	$28,091	$23,797	$36,992
1/31/2026	$29,149	$24,744	$37,529
2/28/2026	$29,173	$24,684	$37,243
3/31/2026	$27,925	$23,129	$35,389
4/30/2026	$32,835	$26,527	$39,102
5/31/2026	$36,662	$28,077	$41,160
6/30/2026	$38,779	$29,075	$40,768
7/31/2026	$33,298	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	33.89%	1.47%	12.78%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000151972
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R4
Trading Symbol	LADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	0.91%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.25%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R4	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,104	$10,106	$10,014
9/30/2016	$10,274	$10,252	$10,016
10/31/2016	$9,551	$9,615	$9,833
11/30/2016	$10,033	$10,475	$10,197
12/31/2016	$9,836	$10,618	$10,399
1/31/2017	$10,236	$10,790	$10,596
2/28/2017	$10,614	$11,055	$11,017
3/31/2017	$10,652	$11,186	$11,030
4/30/2017	$10,734	$11,392	$11,143
5/31/2017	$10,795	$11,288	$11,300
6/30/2017	$11,085	$11,677	$11,370
7/31/2017	$11,288	$11,776	$11,604
8/31/2017	$11,326	$11,762	$11,640
9/30/2017	$11,874	$12,403	$11,880
10/31/2017	$12,230	$12,595	$12,157
11/30/2017	$12,537	$12,957	$12,530
12/31/2017	$12,778	$12,971	$12,669
1/31/2018	$13,266	$13,477	$13,395
2/28/2018	$13,392	$13,093	$12,901
3/31/2018	$13,688	$13,270	$12,573
4/30/2018	$13,995	$13,283	$12,621
5/31/2018	$15,430	$14,119	$12,925
6/30/2018	$15,742	$14,229	$13,005
7/31/2018	$15,666	$14,474	$13,489
8/31/2018	$17,699	$15,375	$13,928
9/30/2018	$17,655	$15,015	$14,008
10/31/2018	$15,184	$13,115	$13,050
11/30/2018	$15,018	$13,321	$13,316
12/31/2018	$13,423	$11,764	$12,114
1/31/2019	$15,550	$13,123	$13,085
2/28/2019	$17,240	$13,970	$13,505
3/31/2019	$17,050	$13,781	$13,767
4/30/2019	$17,466	$14,201	$14,324
5/31/2019	$17,007	$13,147	$13,414
6/30/2019	$18,602	$14,160	$14,360
7/31/2019	$19,148	$14,298	$14,566
8/31/2019	$18,136	$13,681	$14,335
9/30/2019	$16,490	$13,569	$14,603
10/31/2019	$16,846	$13,955	$14,920
11/30/2019	$17,456	$14,776	$15,461
12/31/2019	$17,718	$15,115	$15,928
1/31/2020	$18,097	$14,948	$15,922
2/29/2020	$17,393	$13,869	$14,611
3/31/2020	$14,712	$11,221	$12,806
4/30/2020	$17,158	$12,892	$14,448
5/31/2020	$19,451	$14,110	$15,136
6/30/2020	$20,688	$14,652	$15,437
7/31/2020	$22,059	$15,156	$16,308
8/31/2020	$23,341	$16,045	$17,480
9/30/2020	$23,982	$15,701	$16,816
10/31/2020	$24,560	$15,820	$16,369
11/30/2020	$27,767	$18,610	$18,160
12/31/2020	$30,559	$20,350	$18,859
1/31/2021	$31,869	$21,331	$18,668
2/28/2021	$33,070	$22,035	$19,183
3/31/2021	$31,069	$21,342	$20,023
4/30/2021	$32,460	$21,807	$21,092
5/31/2021	$30,489	$21,184	$21,239
6/30/2021	$31,959	$22,178	$21,735
7/31/2021	$31,359	$21,370	$22,251
8/31/2021	$32,180	$21,758	$22,928
9/30/2021	$30,779	$20,924	$21,861
10/31/2021	$32,510	$21,904	$23,393
11/30/2021	$29,846	$20,834	$23,231
12/31/2021	$29,745	$20,926	$24,272
1/31/2022	$24,178	$18,122	$23,016
2/28/2022	$24,189	$18,201	$22,327
3/31/2022	$24,021	$18,284	$23,156
4/30/2022	$20,799	$16,041	$21,137
5/31/2022	$20,216	$15,738	$21,175
6/30/2022	$18,936	$14,763	$19,427
7/31/2022	$20,754	$16,416	$21,219
8/31/2022	$20,698	$16,262	$20,353
9/30/2022	$19,048	$14,799	$18,479
10/31/2022	$20,227	$16,204	$19,975
11/30/2022	$20,283	$16,468	$21,091
12/31/2022	$19,015	$15,411	$19,876
1/31/2023	$20,609	$16,944	$21,125
2/28/2023	$20,418	$16,760	$20,610
3/31/2023	$20,597	$16,347	$21,366
4/30/2023	$20,092	$16,157	$21,700
5/31/2023	$20,418	$16,160	$21,794
6/30/2023	$21,271	$17,499	$23,234
7/31/2023	$21,540	$18,318	$23,980
8/31/2023	$20,070	$17,364	$23,599
9/30/2023	$18,510	$16,219	$22,474
10/31/2023	$16,927	$14,968	$22,001
11/30/2023	$18,700	$16,331	$24,010
12/31/2023	$20,631	$18,286	$25,101
1/31/2024	$20,732	$17,700	$25,523
2/29/2024	$22,674	$19,137	$26,886
3/31/2024	$23,235	$19,673	$27,751
4/30/2024	$21,821	$18,158	$26,617
5/31/2024	$22,764	$19,130	$27,937
6/30/2024	$23,448	$19,098	$28,939
7/31/2024	$23,460	$20,662	$29,292
8/31/2024	$24,346	$20,433	$30,002
9/30/2024	$24,930	$20,704	$30,643
10/31/2024	$24,694	$20,430	$30,365
11/30/2024	$26,995	$22,935	$32,148
12/31/2024	$25,143	$21,057	$31,381
1/31/2025	$25,615	$21,723	$32,255
2/28/2025	$22,932	$20,252	$31,834
3/31/2025	$20,698	$18,717	$30,041
4/30/2025	$21,495	$18,597	$29,837
5/31/2025	$22,898	$19,791	$31,715
6/30/2025	$24,885	$20,956	$33,328
7/31/2025	$25,435	$21,313	$34,076
8/31/2025	$26,973	$22,574	$34,766
9/30/2025	$28,297	$23,511	$36,035
10/31/2025	$29,600	$24,272	$36,879
11/30/2025	$29,633	$24,106	$36,970
12/31/2025	$28,758	$23,797	$36,992
1/31/2026	$29,858	$24,744	$37,529
2/28/2026	$29,880	$24,684	$37,243
3/31/2026	$28,612	$23,129	$35,389
4/30/2026	$33,640	$26,527	$39,102
5/31/2026	$37,580	$28,077	$41,160
6/30/2026	$39,758	$29,075	$40,768
7/31/2026	$34,146	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	34.25%	1.72%	13.07%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000151973
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R5
Trading Symbol	LADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.58%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R5	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,106	$10,106	$10,014
9/30/2016	$10,279	$10,252	$10,016
10/31/2016	$9,553	$9,615	$9,833
11/30/2016	$10,038	$10,475	$10,197
12/31/2016	$9,841	$10,618	$10,399
1/31/2017	$10,245	$10,790	$10,596
2/28/2017	$10,625	$11,055	$11,017
3/31/2017	$10,673	$11,186	$11,030
4/30/2017	$10,754	$11,392	$11,143
5/31/2017	$10,817	$11,288	$11,300
6/30/2017	$11,110	$11,677	$11,370
7/31/2017	$11,317	$11,776	$11,604
8/31/2017	$11,355	$11,762	$11,640
9/30/2017	$11,903	$12,403	$11,880
10/31/2017	$12,268	$12,595	$12,157
11/30/2017	$12,580	$12,957	$12,530
12/31/2017	$12,821	$12,971	$12,669
1/31/2018	$13,316	$13,477	$13,395
2/28/2018	$13,445	$13,093	$12,901
3/31/2018	$13,743	$13,270	$12,573
4/30/2018	$14,051	$13,283	$12,621
5/31/2018	$15,502	$14,119	$12,925
6/30/2018	$15,815	$14,229	$13,005
7/31/2018	$15,742	$14,474	$13,489
8/31/2018	$17,790	$15,375	$13,928
9/30/2018	$17,746	$15,015	$14,008
10/31/2018	$15,267	$13,115	$13,050
11/30/2018	$15,102	$13,321	$13,316
12/31/2018	$13,503	$11,764	$12,114
1/31/2019	$15,642	$13,123	$13,085
2/28/2019	$17,346	$13,970	$13,505
3/31/2019	$17,162	$13,781	$13,767
4/30/2019	$17,585	$14,201	$14,324
5/31/2019	$17,125	$13,147	$13,414
6/30/2019	$18,737	$14,160	$14,360
7/31/2019	$19,289	$14,298	$14,566
8/31/2019	$18,271	$13,681	$14,335
9/30/2019	$16,622	$13,569	$14,603
10/31/2019	$16,984	$13,955	$14,920
11/30/2019	$17,595	$14,776	$15,461
12/31/2019	$17,865	$15,115	$15,928
1/31/2020	$18,253	$14,948	$15,922
2/29/2020	$17,544	$13,869	$14,611
3/31/2020	$14,840	$11,221	$12,806
4/30/2020	$17,310	$12,892	$14,448
5/31/2020	$19,641	$14,110	$15,136
6/30/2020	$20,890	$14,652	$15,437
7/31/2020	$22,279	$15,156	$16,308
8/31/2020	$23,579	$16,045	$17,480
9/30/2020	$24,230	$15,701	$16,816
10/31/2020	$24,821	$15,820	$16,369
11/30/2020	$28,060	$18,610	$18,160
12/31/2020	$30,899	$20,350	$18,859
1/31/2021	$32,223	$21,331	$18,668
2/28/2021	$33,444	$22,035	$19,183
3/31/2021	$31,430	$21,342	$20,023
4/30/2021	$32,849	$21,807	$21,092
5/31/2021	$30,851	$21,184	$21,239
6/30/2021	$32,350	$22,178	$21,735
7/31/2021	$31,747	$21,370	$22,251
8/31/2021	$32,588	$21,758	$22,928
9/30/2021	$31,176	$20,924	$21,861
10/31/2021	$32,937	$21,904	$23,393
11/30/2021	$30,248	$20,834	$23,231
12/31/2021	$30,153	$20,926	$24,272
1/31/2022	$24,512	$18,122	$23,016
2/28/2022	$24,530	$18,201	$22,327
3/31/2022	$24,356	$18,284	$23,156
4/30/2022	$21,098	$16,041	$21,137
5/31/2022	$20,509	$15,738	$21,175
6/30/2022	$19,218	$14,763	$19,427
7/31/2022	$21,072	$16,416	$21,219
8/31/2022	$21,020	$16,262	$20,353
9/30/2022	$19,348	$14,799	$18,479
10/31/2022	$20,535	$16,204	$19,975
11/30/2022	$20,604	$16,468	$21,091
12/31/2022	$19,322	$15,411	$19,876
1/31/2023	$20,942	$16,944	$21,125
2/28/2023	$20,752	$16,760	$20,610
3/31/2023	$20,942	$16,347	$21,366
4/30/2023	$20,431	$16,157	$21,700
5/31/2023	$20,769	$16,160	$21,794
6/30/2023	$21,636	$17,499	$23,234
7/31/2023	$21,913	$18,318	$23,980
8/31/2023	$20,423	$17,364	$23,599
9/30/2023	$18,837	$16,219	$22,474
10/31/2023	$17,234	$14,968	$22,001
11/30/2023	$19,045	$16,331	$24,010
12/31/2023	$21,012	$18,286	$25,101
1/31/2024	$21,124	$17,700	$25,523
2/29/2024	$23,100	$19,137	$26,886
3/31/2024	$23,680	$19,673	$27,751
4/30/2024	$22,251	$18,158	$26,617
5/31/2024	$23,204	$19,130	$27,937
6/30/2024	$23,914	$19,098	$28,939
7/31/2024	$23,923	$20,662	$29,292
8/31/2024	$24,841	$20,433	$30,002
9/30/2024	$25,439	$20,704	$30,643
10/31/2024	$25,197	$20,430	$30,365
11/30/2024	$27,562	$22,935	$32,148
12/31/2024	$25,679	$21,057	$31,381
1/31/2025	$26,165	$21,723	$32,255
2/28/2025	$23,421	$20,252	$31,834
3/31/2025	$21,147	$18,717	$30,041
4/30/2025	$21,972	$18,597	$29,837
5/31/2025	$23,404	$19,791	$31,715
6/30/2025	$25,435	$20,956	$33,328
7/31/2025	$26,008	$21,313	$34,076
8/31/2025	$27,588	$22,574	$34,766
9/30/2025	$28,943	$23,511	$36,035
10/31/2025	$30,288	$24,272	$36,879
11/30/2025	$30,314	$24,106	$36,970
12/31/2025	$29,438	$23,797	$36,992
1/31/2026	$30,566	$24,744	$37,529
2/28/2026	$30,601	$24,684	$37,243
3/31/2026	$29,299	$23,129	$35,389
4/30/2026	$34,464	$26,527	$39,102
5/31/2026	$38,501	$28,077	$41,160
6/30/2026	$40,749	$29,075	$40,768
7/31/2026	$35,002	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	34.58%	1.97%	13.35%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000151974
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R6
Trading Symbol	LADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.67%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,106	$10,106	$10,014
9/30/2016	$10,278	$10,252	$10,016
10/31/2016	$9,554	$9,615	$9,833
11/30/2016	$10,038	$10,475	$10,197
12/31/2016	$9,847	$10,618	$10,399
1/31/2017	$10,249	$10,790	$10,596
2/28/2017	$10,633	$11,055	$11,017
3/31/2017	$10,681	$11,186	$11,030
4/30/2017	$10,763	$11,392	$11,143
5/31/2017	$10,830	$11,288	$11,300
6/30/2017	$11,122	$11,677	$11,370
7/31/2017	$11,329	$11,776	$11,604
8/31/2017	$11,372	$11,762	$11,640
9/30/2017	$11,918	$12,403	$11,880
10/31/2017	$12,283	$12,595	$12,157
11/30/2017	$12,600	$12,957	$12,530
12/31/2017	$12,839	$12,971	$12,669
1/31/2018	$13,338	$13,477	$13,395
2/28/2018	$13,468	$13,093	$12,901
3/31/2018	$13,770	$13,270	$12,573
4/30/2018	$14,077	$13,283	$12,621
5/31/2018	$15,530	$14,119	$12,925
6/30/2018	$15,842	$14,229	$13,005
7/31/2018	$15,770	$14,474	$13,489
8/31/2018	$17,827	$15,375	$13,928
9/30/2018	$17,784	$15,015	$14,008
10/31/2018	$15,300	$13,115	$13,050
11/30/2018	$15,136	$13,321	$13,316
12/31/2018	$13,535	$11,764	$12,114
1/31/2019	$15,679	$13,123	$13,085
2/28/2019	$17,390	$13,970	$13,505
3/31/2019	$17,207	$13,781	$13,767
4/30/2019	$17,635	$14,201	$14,324
5/31/2019	$17,170	$13,147	$13,414
6/30/2019	$18,790	$14,160	$14,360
7/31/2019	$19,346	$14,298	$14,566
8/31/2019	$18,325	$13,681	$14,335
9/30/2019	$16,669	$13,569	$14,603
10/31/2019	$17,036	$13,955	$14,920
11/30/2019	$17,658	$14,776	$15,461
12/31/2019	$17,920	$15,115	$15,928
1/31/2020	$18,320	$14,948	$15,922
2/29/2020	$17,607	$13,869	$14,611
3/31/2020	$14,900	$11,221	$12,806
4/30/2020	$17,374	$12,892	$14,448
5/31/2020	$19,710	$14,110	$15,136
6/30/2020	$20,968	$14,652	$15,437
7/31/2020	$22,365	$15,156	$16,308
8/31/2020	$23,667	$16,045	$17,480
9/30/2020	$24,322	$15,701	$16,816
10/31/2020	$24,912	$15,820	$16,369
11/30/2020	$28,173	$18,610	$18,160
12/31/2020	$31,021	$20,350	$18,859
1/31/2021	$32,355	$21,331	$18,668
2/28/2021	$33,577	$22,035	$19,183
3/31/2021	$31,558	$21,342	$20,023
4/30/2021	$32,986	$21,807	$21,092
5/31/2021	$30,982	$21,184	$21,239
6/30/2021	$32,497	$22,178	$21,735
7/31/2021	$31,897	$21,370	$22,251
8/31/2021	$32,741	$21,758	$22,928
9/30/2021	$31,329	$20,924	$21,861
10/31/2021	$33,096	$21,904	$23,393
11/30/2021	$30,398	$20,834	$23,231
12/31/2021	$30,303	$20,926	$24,272
1/31/2022	$24,635	$18,122	$23,016
2/28/2022	$24,652	$18,201	$22,327
3/31/2022	$24,489	$18,284	$23,156
4/30/2022	$21,216	$16,041	$21,137
5/31/2022	$20,621	$15,738	$21,175
6/30/2022	$19,329	$14,763	$19,427
7/31/2022	$21,190	$16,416	$21,219
8/31/2022	$21,138	$16,262	$20,353
9/30/2022	$19,458	$14,799	$18,479
10/31/2022	$20,664	$16,204	$19,975
11/30/2022	$20,733	$16,468	$21,091
12/31/2022	$19,441	$15,411	$19,876
1/31/2023	$21,069	$16,944	$21,125
2/28/2023	$20,880	$16,760	$20,610
3/31/2023	$21,069	$16,347	$21,366
4/30/2023	$20,561	$16,157	$21,700
5/31/2023	$20,897	$16,160	$21,794
6/30/2023	$21,775	$17,499	$23,234
7/31/2023	$22,051	$18,318	$23,980
8/31/2023	$20,552	$17,364	$23,599
9/30/2023	$18,967	$16,219	$22,474
10/31/2023	$17,348	$14,968	$22,001
11/30/2023	$19,174	$16,331	$24,010
12/31/2023	$21,155	$18,286	$25,101
1/31/2024	$21,276	$17,700	$25,523
2/29/2024	$23,266	$19,137	$26,886
3/31/2024	$23,851	$19,673	$27,751
4/30/2024	$22,413	$18,158	$26,617
5/31/2024	$23,378	$19,130	$27,937
6/30/2024	$24,092	$19,098	$28,939
7/31/2024	$24,101	$20,662	$29,292
8/31/2024	$25,031	$20,433	$30,002
9/30/2024	$25,643	$20,704	$30,643
10/31/2024	$25,402	$20,430	$30,365
11/30/2024	$27,779	$22,935	$32,148
12/31/2024	$25,881	$21,057	$31,381
1/31/2025	$26,373	$21,723	$32,255
2/28/2025	$23,611	$20,252	$31,834
3/31/2025	$21,324	$18,717	$30,041
4/30/2025	$22,153	$18,597	$29,837
5/31/2025	$23,602	$19,791	$31,715
6/30/2025	$25,656	$20,956	$33,328
7/31/2025	$26,234	$21,313	$34,076
8/31/2025	$27,831	$22,574	$34,766
9/30/2025	$29,195	$23,511	$36,035
10/31/2025	$30,558	$24,272	$36,879
11/30/2025	$30,584	$24,106	$36,970
12/31/2025	$29,704	$23,797	$36,992
1/31/2026	$30,843	$24,744	$37,529
2/28/2026	$30,877	$24,684	$37,243
3/31/2026	$29,566	$23,129	$35,389
4/30/2026	$34,778	$26,527	$39,102
5/31/2026	$38,860	$28,077	$41,160
6/30/2026	$41,129	$29,075	$40,768
7/31/2026	$35,330	$27,371	$40,742

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	34.67%	2.07%	13.45%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,220,280,642
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 10,884,699
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.